UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004

Check here if Amendment [   ]; Amendment Number:  ___
  This Amendment (Check only one.):[  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Enterprise Capital Management, Inc.
Address:   3343 Peachtree Road
           Atlanta, GA 30326

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Patricia Louie
Title:  Assistant Secretary
Phone:  (212) 314-5329

Signature, Place, and Date of Signing:


 /s/ Patricia Louie             New York, NY                 November 12, 2004
--------------------------    --------------------         --------------------
 [Signature]                   [City, State]                [Date]

(Please direct all questions to Dean Dubovy,     (212) 314-5528  )

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F
File Number   Name
28-3570       AXA

In addition, please see Forms 13F filed by the following institutional investment managers for their holdings as advisers of The Enterprise Group of Funds, Inc. Enterprise Capital Management, Inc., the manager of The Enterprise Group of Funds, Inc., has shared investment discretion and no voting authority with respect to the holdings of The Enterprise Group of Funds, Inc.

Form 13F
File Number   Name
28-05759      Caywood-Scholl Capital Management
28-00869      Fred Alger Management Inc.
28-790        Fund Asset Management, L.P.
28-1887       Gabelli Asset Management Company
28-158        Marsico Capital Management LLC, as included in the
                consolidated report filed by Bank Of America Corporation
28-00288      Montog & Caldwell, Inc
28-3432       Morgan Stanley Asset Management Inc., as included in the
                consolidated report filed by Morgan Stanley Dean Witter & Co.
28-2701       Pacific Investment Management LLC (28-4976), as included in the consolidated report filed by Allianz Dresdner Asset Management of America L.P.
28-04497      Rockefeller & Co., Inc.
28-00399      SsgA funds Management, Inc.
28-2494       TCW Investment Management Company as included in the consolidated report filed by TCW Group, Inc.
28-02682      UBS Global Asset Management, Inc.
28-517        Wellington Management Company, LLC
28-04747      William D. Witter, Inc.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 None

Form 13F Information Table Entry Total:            None

Form 13F Information Table Value Total:            None